Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Property, Plant and Equipment

	2021	2020	2019
Net book value of property, plant and equipment	1,721,628	1,456,148	1,156,950
Provision for obsolescence of materials and equipment	(12,576)	(11,267)	(6,610)
Provision for impairment of property, plant and equipment	(66,793)	(65,354)	(81,329)

	1,642,259	1,379,527	1,069,011

Summary of Changes in Property, Plant and Equipment
Changes in Group’s property, plant and equipment for the years ended December 31, 2021, 2020 and 2019 are as follows:

	Land and buildings	Mining property, wells and related equipment		Refinery equipment and petrochemical plants	Transportation equipment	Materials and equipment in warehouse	Drilling and work in progress	Exploratory drilling in progress		Furniture, fixtures and installations	Selling equipment	Infrastructure for natural gas distribution	Other property	Total
Cost	48,047	1,604,868		280,451	16,162	34,990	124,381	7,972		24,717	40,998	24,168	31,637	2,238,391
Accumulated depreciation	22,114	1,231,930		152,295	10,579	—	—	—		20,707	25,697	12,508	22,458	1,498,288

Balance as of December 31, 2018	25,933	372,938	(1)	128,156	5,583	34,990	124,381	7,972		4,010	15,301	11,660	9,179	740,103

Cost
Increases	46	1,980	(4)	4,676	83	43,089	114,878	6,532		106	—	865	589	172,844	(6)
Translation effect	24,838	967,212		171,788	8,723	21,044	70,818	5,014		14,289	25,116	—	13,581	1,322,423
Adjustment for inflation (5)	3,382	—		—	716	920	1,326	—		828	—	13,010	4,793	24,975
Decreases, reclassifications and other movements	880	114,493		15,715	1,358	(37,620)	(116,818)	(8,132)		1,077	4,021	6,600	(3,894)	(22,320	) (3)

Accumulated depreciation
Increases	1,260	137,017	(4)	16,092	1,345	—	—	—		2,536	2,765	989	1,325	163,329
Translation effect	11,444	758,928		93,611	5,917	—	—	—		11,935	15,822	—	9,862	907,519
Adjustment for inflation (5)	1,726	—		—	486	—	—	—		773	—	6,733	3,270	12,988
Decreases, reclassifications and other movements	9	(2,287)		(33)	(376)	—	—	—		(834)	(13)	3,647	(2,874)	(2,761	) (3)

Cost	77,193	2,688,553		472,630	27,042	62,423	194,585	11,386		41,017	70,135	44,643	46,706	3,736,313
Accumulated depreciation	36,553	2,125,588		261,965	17,951	—	—	—		35,117	44,271	23,877	34,041	2,579,363

Balance as of December 31, 2019	40,640	562,965	(1)	210,665	9,091	62,423	194,585	11,386	(2)	5,900	25,864	20,766	12,665	1,156,950

Cost
Increases	62	(13,412	) (4)	1,724	119	33,422	72,162	152		121	—	1,587	341	96,278	(6)
Translation effect	27,498	1,110,354		194,960	10,051	24,712	61,134	2,605		17,133	30,261	—	14,969	1,493,677
Adjustment for inflation (5)	3,600	—		—	902	421	2,575	—		537	—	16,134	3,416	27,585
Decreases, reclassifications and other movements	(589)	93,720		13,872	205	(31,252)	(106,547)	(10,245)		3,997	6,023	1,735	(516)	(29,597	) (3)(7)(8)

Accumulated depreciation
Increases	2,054	171,786	(4)	27,195	1,679	—	—	—		4,092	4,493	1,287	1,727	214,313
Translation effect	13,013	896,732		111,376	6,905	—	—	—		14,394	18,791	—	11,135	1,072,346
Adjustment for inflation (5)	1,801	—		—	524	—	—	—		489	—	8,629	2,497	13,940
Decreases, reclassifications and other movements	(1,647)	(8,915)		—	(360)	—	—	—		(117)	(25)	(221)	(569)	(11,854	) (3)(7)(8)

Cost	107,764	3,879,215		683,186	38,319	89,726	223,909	3,898		62,805	106,419	64,099	64,916	5,324,256
Accumulated depreciation	51,774	3,185,191		400,536	26,699	—	—	—		53,975	67,530	33,572	48,831	3,868,108

Balance as of December 31, 2020	55,990	694,024	(1)	282,650	11,620	89,726	223,909	3,898	(2)	8,830	38,889	30,527	16,085	1,456,148

	Land and buildings	Mining property, wells and related equipment		Refinery equipment and petrochemical plants	Transportation equipment	Materials and equipment in warehouse	Drilling and work in progress	Exploratory drilling in progress		Furniture, fixtures and installations	Selling equipment	Infrastructure for natural gas distribution	Other property	Total
Cost	107,764	3,879,215		683,186	38,319	89,726	223,909	3,898		62,805	106,419	64,099	64,916	5,324,256
Accumulated depreciation	51,774	3,185,191		400,536	26,699	—	—	—		53,975	67,530	33,572	48,831	3,868,108

Balance as of December 31, 2020	55,990	694,024	(1)	282,650	11,620	89,726	223,909	3,898		8,830	38,889	30,527	16,085	1,456,148

Cost
Increases	522	3,896	(4)	4,548	589	61,152	186,030	2,092		91	—	—	1,068	259,988	(6)
Translation effect	21,309	867,307		153,012	7,842	16,918	46,760	702		13,923	24,027	—	11,391	1,163,191
Adjustment for inflation (5)	6,839	—		—	1,734	749	5,093	—		1,049	—	32,652	6,712	54,828
Decreases, reclassifications and other movements	1,533	150,411	(9)	13,746	1,813	(60,031)	(172,436)	(2,464)		4,848	5,026	5,360	4,539	(47,655	) (3)

Accumulated depreciation
Increases	2,526	234,245	(4)	33,888	2,163	—	—	—		5,206	6,331	1,931	2,670	288,960
Translation effect	10,021	722,567		91,187	5,487	—	—	—		11,898	15,415	—	8,731	865,306
Adjustment for inflation (5)	3,545	—		—	1,121	—	—	—		961	—	17,102	5,118	27,847
Decreases, reclassifications and other movements	(541)	(14,973	) (9)	(127)	(851)	—	—	—		18	(42)	(561)	(164)	(17,241	) (3)

Cost	137,967	4,900,829		854,492	50,297	108,514	289,356	4,228		82,716	135,472	102,111	88,626	6,754,608
Accumulated depreciation	67,325	4,127,030		525,484	34,619	—	—	—		72,058	89,234	52,044	65,186	5,032,980

Balance as of December 31, 2021	70,642	773,799	(1)	329,008	15,678	108,514	289,356	4,228	(2)	10,658	46,238	50,067	23,440	1,721,628

(1)	Includes 36,541, 34,801 and 22,343 of mineral property as of December 31, 2021, 2020 and 2019, respectively.
(2)
As of December 31, 2021, there are 19 exploratory wells in progress. During the year ended on such date, 15 wells were started, 5 wells were charged to exploratory expense and 1 well was transferred to properties with proven reserves in the mining property, wells and related equipment account.

(3)	Includes 134, 1,256 and 48 of net book value charged to property, plant and equipment provisions for the years ended December 31, 2021, 2020 and 2019, respectively.
(4)
Includes 3,349, (13,918) and 1,172 corresponding to hydrocarbon wells abandonment costs and 3, 12,492 and 4,664 of depreciation recovery for the years ended December 31, 2021, 2020 and 2019, respectively.

(5)	Corresponds to adjustments for inflation of opening balances of property, plant and equipment of subsidiaries with the Peso as functional currency which was charged to other comprehensive income.
(6)
Includes 1,003, 599 and 2,109 corresponding to short-term leases as of December 31, 2021, 2020 and 2019, respectively; includes 658, 1,669 and 1,228 corresponding to the variable charge of leases related to the underlying asset performance/use as of December 31, 2021, 2020 and 2019, respectively. Additionally, it includes 4,166, 3,789 and 2,021 corresponding to the depreciation capitalization of right-of-use
assets as of December 31, 2021, 2020 and 2019 (see Note 9); and 1,020, 967 and 311 corresponding to capitalization of the financial accretion of the lease liability as of December 31, 2021, 2020 and 2019, respectively (see Note 20).

(7)	Includes 2,027 and 204 of cost and accumulated depreciation, respectively, corresponding to the disposal of the 11% interest of Bandurria Sur area. See Note 34.b).
(8)	Includes 2,715 and 2,221 of cost and accumulated depreciation, respectively, corresponding to the reclassification of assets held for disposal.
(9)	Includes 14,559 of cost and accumulated depreciation corresponding to the reversal of Loma de La Mina area. See Note 34.a).

Summary of Provision for Obsolescence of Materials and Equipment
Set forth below is the evolution of the provision for obsolescence of materials and equipment for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
Amount at beginning of year	11,267	6,610	3,955
Increases charged to profit or loss	593	1,977	410
Decreases charged to profit or loss	(1,676)	(1)	(22)
Applications due to utilization	(98)	(6)	(48)
Translation differences	2,485	2,687	2,315
Adjustment for inflation (1)	5	—	—

Amount at end of year	12,576	11,267	6,610

(1)
Corresponds to adjustment for inflation of opening balances of the provision for obsolescence of materials and equipment in subsidiaries with the Peso as functional currency which was charged to other comprehensive income.

Summary of Provision for Impairment of Property, Plant and Equipment
Set forth below is the evolution of the provision for impairment of property, plant and equipment for 2021, 2020 and 2019:

	2021	2020	2019
Amount at beginning of year	65,354	81,329	37,061
Increases charged to profit or loss (1)	9,776	57,920	41,429
Decreases charged to profit or loss (1)	—	(66,170)	—
Applications due to utilization	(36)	(1,250)	—
Depreciation (2)	(21,274)	(42,861)	(17,435)
Translation differences	12,820	36,386	20,274
Adjustment for inflation (3)	236	—	—
Transfers and other movements	(83)	—	—

Amount at end of year	66,793	65,354	81,329

(1)	See Note 2.c).
(2)	Included in “Depreciation of property, plant and equipment” in Note 26.
(3)
Corresponds to adjustment for inflation of opening balances of the provision for impairment of property, plant and equipment in subsidiaries with the Peso as functional currency which was charged to other comprehensive income.

Summary of Cost Evolution for Exploratory Wells in Evaluation Stage
Set forth below is the cost evolution for the exploratory wells in evaluation stage as of the years ended on December 31, 2021, 2020 and 2019:

	2021	2020	2019
Amount at beginning of year	2,536	8,456	4,067
Additions pending the determination of proved reserves	601	86	5,229
Decreases charged to exploration expenses	—	(1,174)	(1,036)
Reclassifications to mineral property, wells and related equipment with proved reserves	(1,533)	(6,760)	(2,716)
Translation difference	389	1,928	2,912

Amount at end of year	1,993	2,536	8,456

Summary of Cost for Exploratory Wells
The following table shows the cost for exploratory wells under assessment for a period greater than a year and the number of projects related as of December 31, 2021.

	Amount	Number of projects	Number of wells
Between 1 and 5 years	1,399	1	1